Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000253970
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2026 Corporate Bond ETF
Trading Symbol	MYCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2026 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2026 Corporate Bond ETF	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark but have found some pockets of value in the BBB-rated bonds in the front end of the corporate curve. Performance was driven by strong security selection, particularly as it relates to our lower rated positions in the Finance Companies, Gaming, and REITs sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYCF	Bloomberg U.S. Aggregate Bond Index	ICE 2026 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,016	$9,981	$9,999
10/31/24	$10,004	$9,733	$9,971
11/30/24	$10,051	$9,836	$10,011
12/31/24	$10,083	$9,675	$10,044
01/31/25	$10,130	$9,726	$10,092
02/28/25	$10,182	$9,940	$10,148
03/31/25	$10,219	$9,944	$10,184
04/30/25	$10,259	$9,983	$10,227
05/31/25	$10,291	$9,912	$10,255
06/30/25	$10,341	$10,064	$10,307
07/31/25	$10,376	$10,037	$10,335
08/31/25	$10,433	$10,158	$10,392
09/30/25	$10,479	$10,268	$10,439
10/31/25	$10,515	$10,333	$10,475
11/30/25	$10,554	$10,397	$10,513
12/31/25	$10,593	$10,381	$10,552
01/31/26	$10,632	$10,392	$10,588
02/28/26	$10,664	$10,563	$10,618
03/31/26	$10,685	$10,376	$10,640
04/30/26	$10,725	$10,388	$10,679
05/31/26	$10,767	$10,420	$10,715
06/30/26	$10,802	$10,446	$10,746
07/31/26	$10,841	$10,309	$10,780
08/31/26	$10,881	$10,350	$10,808

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCF	4.30%	4.46%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2026 Maturity U.S. Corporate Index	4.00%	4.09%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 50,134,825
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 69,056
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$50,134,825 Number of Portfolio Holdings90 Portfolio Turnover Rate8% Total Advisory Fees Paid$69,056
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Investment Company Securities	9.7%
Auto Manufacturers	9.2%
Banks	8.8%
Real Estate Investment Trusts	8.2%
Oil & Gas	7.3%
Electric	7.1%
Insurance	6.6%
Pharmaceuticals	5.6%
Pipelines	5.4%
Chemicals	4.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.40%, due 12/01/26	4.6%
Blackstone Private Credit Fund, 2.63%, due 12/15/26	4.5%
Continental Resources, Inc., 2.27%, due 11/15/26	4.4%
Fresenius Medical Care U.S. Finance III, Inc., 1.88%, due 12/01/26	4.2%
Lincoln National Corp., 3.63%, due 12/12/26	4.2%
Bayer U.S. Finance LLC, 6.13%, due 11/21/26	4.2%
Bain Capital Specialty Finance, Inc., 2.55%, due 10/13/26	3.3%
CDW LLC/CDW Finance Corp., 2.67%, due 12/01/26	3.1%
Volkswagen Group of America Finance LLC, 6.00%, due 11/16/26	3.0%
Ford Motor Co., 4.35%, due 12/08/26	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Corporate Bond ETF to the State Street® My2026 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Corporate Bond ETF to the State Street® My2026 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253976
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2027 Corporate Bond ETF
Trading Symbol	MYCG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2027 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 Corporate Bond ETF	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark but have found some pockets of value in the BBB-rated bonds in the front end of the corporate curve. Performance was driven by strong security selection, particularly as it relates to our lower rated positions in the Finance Companies, Gaming, and REITs sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYCG	Bloomberg U.S. Aggregate Bond Index	ICE 2027 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,001	$9,981	$9,992
10/31/24	$9,924	$9,733	$9,913
11/30/24	$9,984	$9,836	$9,964
12/31/24	$9,988	$9,675	$9,972
01/31/25	$10,031	$9,726	$10,021
02/28/25	$10,106	$9,940	$10,098
03/31/25	$10,151	$9,944	$10,142
04/30/25	$10,209	$9,983	$10,205
05/31/25	$10,225	$9,912	$10,219
06/30/25	$10,295	$10,064	$10,290
07/31/25	$10,313	$10,037	$10,298
08/31/25	$10,397	$10,158	$10,386
09/30/25	$10,444	$10,268	$10,431
10/31/25	$10,476	$10,333	$10,466
11/30/25	$10,522	$10,397	$10,510
12/31/25	$10,567	$10,381	$10,555
01/31/26	$10,607	$10,392	$10,595
02/28/26	$10,645	$10,563	$10,633
03/31/26	$10,626	$10,376	$10,612
04/30/26	$10,672	$10,388	$10,657
05/31/26	$10,712	$10,420	$10,696
06/30/26	$10,739	$10,446	$10,719
07/31/26	$10,772	$10,309	$10,754
08/31/26	$10,813	$10,350	$10,793

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCG	4.00%	4.12%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2027 Maturity U.S. Corporate Index	3.91%	4.02%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 43,696,454
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 43,847
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$43,696,454 Number of Portfolio Holdings186 Portfolio Turnover Rate17% Total Advisory Fees Paid$43,847
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	10.2%
Electric	9.4%
Real Estate Investment Trusts	7.1%
Lodging	6.8%
Investment Company Securities	6.6%
Diversified Financial Services	5.4%
Pharmaceuticals	5.0%
Auto Manufacturers	4.3%
Aerospace & Defense	3.9%
Software	3.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Sands China Ltd., 2.30%, due 03/08/27	2.5%
Santander Holdings USA, Inc., 4.40%, due 07/13/27	2.5%
Main Street Capital Corp., 6.50%, due 06/04/27	2.4%
SBA Communications Corp., 3.88%, due 02/15/27	2.3%
Las Vegas Sands Corp., 5.90%, due 06/01/27	2.1%
General Motors Co., 6.80%, due 10/01/27	1.8%
ArcelorMittal SA, 6.55%, due 11/29/27	1.8%
Oracle Corp., 3.25%, due 11/15/27	1.8%
HCA, Inc., 4.50%, due 02/15/27	1.5%
Hyatt Hotels Corp., 5.75%, due 01/30/27	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Corporate Bond ETF to the State Street® My2027 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Corporate Bond ETF to the State Street® My2027 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253977
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2028 Corporate Bond ETF
Trading Symbol	MYCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2028 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 Corporate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates.  Given rich valuations, we have maintained a modest risk positioning versus the benchmark but have found some pockets of value in the BBB-rated bonds in the front end of the corporate curve.  Performance was driven by security selection with key contribution coming from our positioning in the Technology, Healthcare, and Food & Beverage sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYCH	Bloomberg U.S. Aggregate Bond Index	ICE 2028 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,999	$9,981	$9,992
10/31/24	$9,873	$9,733	$9,866
11/30/24	$9,956	$9,836	$9,939
12/31/24	$9,912	$9,675	$9,900
01/31/25	$9,975	$9,726	$9,968
02/28/25	$10,085	$9,940	$10,080
03/31/25	$10,131	$9,944	$10,122
04/30/25	$10,203	$9,983	$10,203
05/31/25	$10,222	$9,912	$10,218
06/30/25	$10,318	$10,064	$10,307
07/31/25	$10,322	$10,037	$10,312
08/31/25	$10,433	$10,158	$10,425
09/30/25	$10,473	$10,268	$10,463
10/31/25	$10,509	$10,333	$10,499
11/30/25	$10,563	$10,397	$10,554
12/31/25	$10,602	$10,381	$10,592
01/31/26	$10,646	$10,392	$10,636
02/28/26	$10,696	$10,563	$10,685
03/31/26	$10,632	$10,376	$10,619
04/30/26	$10,669	$10,388	$10,659
05/31/26	$10,703	$10,420	$10,692
06/30/26	$10,719	$10,446	$10,706
07/31/26	$10,738	$10,309	$10,726
08/31/26	$10,773	$10,350	$10,759

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCH	3.26%	3.92%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2028 Maturity U.S. Corporate Index	3.21%	3.85%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 829,259,161
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 436,185
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$829,259,161 Number of Portfolio Holdings400 Portfolio Turnover Rate29% Total Advisory Fees Paid$436,185
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	14.3%
Electric	7.7%
Pharmaceuticals	5.6%
Aerospace & Defense	5.2%
Semiconductors	4.9%
Auto Manufacturers	4.7%
Agriculture	4.6%
Lodging	4.5%
Software	4.4%
Real Estate Investment Trusts	4.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Las Vegas Sands Corp., 5.63%, due 06/15/28	2.0%
CVS Health Corp., 4.30%, due 03/25/28	1.8%
Royal Caribbean Cruises Ltd., 3.70%, due 03/15/28	1.6%
Oracle Corp., 4.80%, due 08/03/28	1.6%
HCA, Inc., 5.63%, due 09/01/28	1.4%
Mylan, Inc., 4.55%, due 04/15/28	1.1%
Bank of America Corp., 5.20%, due 04/25/29	1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	1.0%
Intel Corp., 4.88%, due 02/10/28	1.0%
BAT Capital Corp., 2.26%, due 03/25/28	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Corporate Bond ETF to the State Street® My2028 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Corporate Bond ETF to the State Street® My2028 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253978
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2029 Corporate Bond ETF
Trading Symbol	MYCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2029 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 Corporate Bond ETF	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates.  Given rich valuations, we have maintained a modest risk positioning versus the benchmark but have found some pockets of value in the BBB-rated bonds in the front end of the corporate curve.  Performance was driven by security selection in the Media & Entertainment, Banking, and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYCI	Bloomberg U.S. Aggregate Bond Index	ICE 2029 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,992	$9,981	$9,987
10/31/24	$9,828	$9,733	$9,822
11/30/24	$9,927	$9,836	$9,909
12/31/24	$9,858	$9,675	$9,848
01/31/25	$9,911	$9,726	$9,909
02/28/25	$10,039	$9,940	$10,044
03/31/25	$10,080	$9,944	$10,079
04/30/25	$10,162	$9,983	$10,154
05/31/25	$10,180	$9,912	$10,176
06/30/25	$10,290	$10,064	$10,285
07/31/25	$10,297	$10,037	$10,294
08/31/25	$10,421	$10,158	$10,424
09/30/25	$10,463	$10,268	$10,464
10/31/25	$10,500	$10,333	$10,505
11/30/25	$10,564	$10,397	$10,567
12/31/25	$10,592	$10,381	$10,594
01/31/26	$10,640	$10,392	$10,647
02/28/26	$10,713	$10,563	$10,721
03/31/26	$10,609	$10,376	$10,612
04/30/26	$10,648	$10,388	$10,654
05/31/26	$10,675	$10,420	$10,683
06/30/26	$10,689	$10,446	$10,693
07/31/26	$10,684	$10,309	$10,688
08/31/26	$10,716	$10,350	$10,719

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCI	2.84%	3.64%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2029 Maturity U.S. Corporate Index	2.82%	3.65%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 39,417,813
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 46,948
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$39,417,813 Number of Portfolio Holdings203 Portfolio Turnover Rate26% Total Advisory Fees Paid$46,948
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	9.1%
Banks	8.4%
Real Estate Investment Trusts	6.6%
Pharmaceuticals	6.4%
Software	5.3%
Investment Company Securities	4.6%
Auto Manufacturers	4.3%
Pipelines	4.1%
Aerospace & Defense	4.0%
Health Care Services	3.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Oracle Corp., 4.55%, due 02/04/29	2.1%
Las Vegas Sands Corp., 3.90%, due 08/08/29	2.0%
Philip Morris International, Inc., 5.63%, due 11/17/29	1.8%
Toll Brothers Finance Corp., 3.80%, due 11/01/29	1.7%
Boeing Co., 6.30%, due 05/01/29	1.6%
Wells Fargo & Co., 4.15%, due 01/24/29	1.5%
Apollo Debt Solutions BDC, 6.90%, due 04/13/29	1.5%
Centene Corp., 2.45%, due 07/15/28	1.5%
AbbVie, Inc., 3.20%, due 11/21/29	1.4%
L3Harris Technologies, Inc., 5.05%, due 06/01/29	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Corporate Bond ETF to the State Street® My2029 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Corporate Bond ETF to the State Street® My2029 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253979
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2030 Corporate Bond ETF
Trading Symbol	MYCJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2030 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 Corporate Bond ETF	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates.  Given rich valuations, we have maintained a modest risk positioning versus the benchmark but have found some pockets of value in the BBB-rated bonds in the front end of the corporate curve.  Performance was driven by security selection in the Cable & Satellite, Tobacco, and Retail sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYCJ	Bloomberg U.S. Aggregate Bond Index	ICE 2030 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,983	$9,981	$9,981
10/31/24	$9,778	$9,733	$9,766
11/30/24	$9,889	$9,836	$9,858
12/31/24	$9,792	$9,675	$9,773
01/31/25	$9,854	$9,726	$9,836
02/28/25	$10,002	$9,940	$9,992
03/31/25	$10,036	$9,944	$10,027
04/30/25	$10,110	$9,983	$10,111
05/31/25	$10,129	$9,912	$10,125
06/30/25	$10,260	$10,064	$10,259
07/31/25	$10,274	$10,037	$10,263
08/31/25	$10,417	$10,158	$10,411
09/30/25	$10,463	$10,268	$10,453
10/31/25	$10,499	$10,333	$10,495
11/30/25	$10,572	$10,397	$10,565
12/31/25	$10,589	$10,381	$10,579
01/31/26	$10,623	$10,392	$10,614
02/28/26	$10,730	$10,563	$10,720
03/31/26	$10,581	$10,376	$10,565
04/30/26	$10,629	$10,388	$10,616
05/31/26	$10,653	$10,420	$10,640
06/30/26	$10,660	$10,446	$10,649
07/31/26	$10,614	$10,309	$10,604
08/31/26	$10,640	$10,350	$10,628

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCJ	2.14%	3.25%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2030 Maturity U.S. Corporate Index	2.08%	3.19%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 48,851,259
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 48,913
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$48,851,259 Number of Portfolio Holdings210 Portfolio Turnover Rate14% Total Advisory Fees Paid$48,913
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Pharmaceuticals	7.6%
Electric	7.4%
Pipelines	6.5%
Semiconductors	6.4%
Banks	6.3%
Oil & Gas	5.8%
Agriculture	4.5%
Health Care Services	4.5%
Telecommunications	4.3%
Internet	4.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Boeing Co., 5.15%, due 05/01/30	2.9%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, due 06/01/30	2.5%
CVS Health Corp., 5.13%, due 02/21/30	2.0%
T-Mobile USA, Inc., 3.88%, due 04/15/30	2.0%
Enterprise Products Operating LLC, 2.80%, due 01/31/30	1.8%
Energy Transfer LP, 6.40%, due 12/01/30	1.8%
Viatris, Inc., 2.70%, due 06/22/30	1.7%
HCA, Inc., 3.50%, due 09/01/30	1.6%
Pacific Gas & Electric Co., 4.55%, due 07/01/30	1.5%
Pioneer Natural Resources Co., 1.90%, due 08/15/30	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Corporate Bond ETF to the State Street® My2030 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Corporate Bond ETF to the State Street® My2030 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253980
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2031 Corporate Bond ETF
Trading Symbol	MYCK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2031 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 Corporate Bond ETF	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark. Performance was driven by security selection in the Cable & Satellite, Tobacco, and REITs sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYCK	Bloomberg U.S. Aggregate Bond Index	ICE 2031 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,994	$9,981	$9,990
10/31/24	$9,774	$9,733	$9,777
11/30/24	$9,902	$9,836	$9,883
12/31/24	$9,765	$9,675	$9,751
01/31/25	$9,834	$9,726	$9,832
02/28/25	$10,007	$9,940	$10,015
03/31/25	$10,026	$9,944	$10,034
04/30/25	$10,091	$9,983	$10,110
05/31/25	$10,105	$9,912	$10,121
06/30/25	$10,279	$10,064	$10,285
07/31/25	$10,283	$10,037	$10,288
08/31/25	$10,440	$10,158	$10,453
09/30/25	$10,502	$10,268	$10,510
10/31/25	$10,540	$10,333	$10,552
11/30/25	$10,621	$10,397	$10,633
12/31/25	$10,634	$10,381	$10,643
01/31/26	$10,670	$10,392	$10,679
02/28/26	$10,793	$10,563	$10,798
03/31/26	$10,616	$10,376	$10,608
04/30/26	$10,666	$10,388	$10,666
05/31/26	$10,695	$10,420	$10,696
06/30/26	$10,706	$10,446	$10,702
07/31/26	$10,637	$10,309	$10,632
08/31/26	$10,651	$10,350	$10,652

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCK	2.02%	3.31%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2031 Maturity U.S. Corporate Index	1.91%	3.31%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 26,924,963
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 19,512
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$26,924,963 Number of Portfolio Holdings166 Portfolio Turnover Rate22% Total Advisory Fees Paid$19,512
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	9.6%
Aerospace & Defense	9.6%
Agriculture	7.0%
Pharmaceuticals	6.9%
Semiconductors	6.9%
Electric	5.6%
Real Estate Investment Trusts	5.3%
Diversified Financial Services	4.5%
Auto Manufacturers	4.3%
Telecommunications	3.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
General Motors Financial Co., Inc., 5.60%, due 06/18/31	2.6%
L3Harris Technologies, Inc., 5.25%, due 06/01/31	2.4%
Boeing Co., 6.39%, due 05/01/31	2.4%
Philip Morris International, Inc., 5.13%, due 02/13/31	2.2%
Bank of Montreal, 5.51%, due 06/04/31	2.1%
Sumisho Air Lease Corp., 4.85%, due 03/24/31	2.1%
Banco Santander SA, 4.87%, due 04/15/31	2.0%
CVS Health Corp., 5.55%, due 06/01/31	1.9%
Bunge Ltd. Finance Corp., 2.75%, due 05/14/31	1.9%
Pacific Gas & Electric Co., 3.25%, due 06/01/31	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Corporate Bond ETF to the State Street® My2031 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Corporate Bond ETF to the State Street® My2031 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253981
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2032 Corporate Bond ETF
Trading Symbol	MYCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2032 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2032 Corporate Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark. Performance was driven by security selection in the Banking, Cable & Satellite, and Food & Beverage sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYCL	Bloomberg U.S. Aggregate Bond Index	ICE 2032 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,983	$9,981	$9,984
10/31/24	$9,745	$9,733	$9,749
11/30/24	$9,883	$9,836	$9,869
12/31/24	$9,714	$9,675	$9,706
01/31/25	$9,759	$9,726	$9,761
02/28/25	$9,948	$9,940	$9,957
03/31/25	$9,951	$9,944	$9,960
04/30/25	$9,976	$9,983	$9,993
05/31/25	$10,016	$9,912	$10,023
06/30/25	$10,202	$10,064	$10,188
07/31/25	$10,228	$10,037	$10,208
08/31/25	$10,356	$10,158	$10,340
09/30/25	$10,475	$10,268	$10,445
10/31/25	$10,510	$10,333	$10,485
11/30/25	$10,602	$10,397	$10,574
12/31/25	$10,597	$10,381	$10,568
01/31/26	$10,636	$10,392	$10,610
02/28/26	$10,778	$10,563	$10,751
03/31/26	$10,571	$10,376	$10,537
04/30/26	$10,623	$10,388	$10,597
05/31/26	$10,660	$10,420	$10,633
06/30/26	$10,668	$10,446	$10,638
07/31/26	$10,574	$10,309	$10,548
08/31/26	$10,585	$10,350	$10,557

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCL	2.21%	2.98%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2032 Maturity U.S. Corporate Index	2.10%	2.84%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 12,143,270
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 12,374
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$12,143,270 Number of Portfolio Holdings111 Portfolio Turnover Rate12% Total Advisory Fees Paid$12,374
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	10.4%
Semiconductors	8.3%
Software	6.5%
Agriculture	5.7%
Food	4.7%
Banks	4.3%
Retail	4.3%
Diversified Financial Services	4.2%
Real Estate Investment Trusts	4.0%
Auto Manufacturers	4.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
ArcelorMittal SA, 6.80%, due 11/29/32	3.1%
General Motors Co., 5.60%, due 10/15/32	2.8%
Micron Technology, Inc., 2.70%, due 04/15/32	2.6%
Kraft Heinz Foods Co., 5.20%, due 03/15/32	2.5%
Oracle Corp., 6.25%, due 11/09/32	2.5%
NetApp, Inc., 5.50%, due 03/17/32	2.4%
Philip Morris International, Inc., 5.75%, due 11/17/32	2.2%
Advanced Micro Devices, Inc., 3.92%, due 06/01/32	2.2%
HCA, Inc., 3.63%, due 03/15/32	2.1%
CenterPoint Energy Houston Electric LLC, 4.45%, due 10/01/32	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2032 Corporate Bond ETF to the State Street® My2032 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2032 Corporate Bond ETF to the State Street® My2032 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253982
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2033 Corporate Bond ETF
Trading Symbol	MYCM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2033 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2033 Corporate Bond ETF	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark. Performance was driven by security selection in the Food & Beverage, Auto, and Cable & Satellite sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYCM	Bloomberg U.S. Aggregate Bond Index	ICE 2033 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,988	$9,981	$9,982
10/31/24	$9,745	$9,733	$9,728
11/30/24	$9,888	$9,836	$9,850
12/31/24	$9,700	$9,675	$9,673
01/31/25	$9,749	$9,726	$9,730
02/28/25	$9,950	$9,940	$9,939
03/31/25	$9,951	$9,944	$9,936
04/30/25	$9,969	$9,983	$9,966
05/31/25	$10,000	$9,912	$9,992
06/30/25	$10,211	$10,064	$10,190
07/31/25	$10,225	$10,037	$10,207
08/31/25	$10,345	$10,158	$10,330
09/30/25	$10,471	$10,268	$10,458
10/31/25	$10,512	$10,333	$10,498
11/30/25	$10,608	$10,397	$10,597
12/31/25	$10,598	$10,381	$10,583
01/31/26	$10,618	$10,392	$10,601
02/28/26	$10,772	$10,563	$10,764
03/31/26	$10,568	$10,376	$10,543
04/30/26	$10,622	$10,388	$10,599
05/31/26	$10,672	$10,420	$10,647
06/30/26	$10,680	$10,446	$10,648
07/31/26	$10,548	$10,309	$10,520
08/31/26	$10,575	$10,350	$10,547

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCM	2.22%	2.93%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2033 Maturity U.S. Corporate Index	2.10%	2.79%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 8,475,567
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 9,887
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$8,475,567 Number of Portfolio Holdings89 Portfolio Turnover Rate9% Total Advisory Fees Paid$9,887
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	10.5%
Banks	8.2%
Semiconductors	7.9%
Pipelines	7.6%
Pharmaceuticals	6.3%
Media	4.0%
Food	3.8%
Software	3.7%
Oil & Gas	3.5%
Telecommunications	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.75%, due 04/01/33	3.7%
Marvell Technology, Inc., 5.95%, due 09/15/33	3.0%
CVS Health Corp., 5.30%, due 06/01/33	2.9%
Verisk Analytics, Inc., 5.75%, due 04/01/33	2.9%
Energy Transfer LP, 6.55%, due 12/01/33	2.8%
Broadcom, Inc., 3.42%, due 04/15/33	2.6%
L3Harris Technologies, Inc., 5.40%, due 07/31/33	2.5%
Banco Santander SA, 6.35%, due 03/14/34	2.4%
Intel Corp., 5.20%, due 02/10/33	2.2%
Oracle Corp., 4.90%, due 02/06/33	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2033 Corporate Bond ETF to the State Street® My2033 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2033 Corporate Bond ETF to the State Street® My2033 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253983
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2034 Corporate Bond ETF
Trading Symbol	MYCN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2034 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2034 Corporate Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark. Performance was driven by security selection in the Banking, Cable & Satellite, and Food & Beverage sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYCN	Bloomberg U.S. Aggregate Bond Index	ICE 2034 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,978	$9,981	$9,977
10/31/24	$9,719	$9,733	$9,714
11/30/24	$9,880	$9,836	$9,856
12/31/24	$9,678	$9,675	$9,664
01/31/25	$9,714	$9,726	$9,711
02/28/25	$9,932	$9,940	$9,936
03/31/25	$9,916	$9,944	$9,917
04/30/25	$9,919	$9,983	$9,925
05/31/25	$9,942	$9,912	$9,943
06/30/25	$10,165	$10,064	$10,157
07/31/25	$10,176	$10,037	$10,173
08/31/25	$10,297	$10,158	$10,295
09/30/25	$10,442	$10,268	$10,438
10/31/25	$10,486	$10,333	$10,481
11/30/25	$10,585	$10,397	$10,581
12/31/25	$10,567	$10,381	$10,560
01/31/26	$10,583	$10,392	$10,581
02/28/26	$10,745	$10,563	$10,743
03/31/26	$10,526	$10,376	$10,511
04/30/26	$10,580	$10,388	$10,578
05/31/26	$10,638	$10,420	$10,636
06/30/26	$10,650	$10,446	$10,642
07/31/26	$10,507	$10,309	$10,494
08/31/26	$10,535	$10,350	$10,520

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCN	2.31%	2.73%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2034 Maturity U.S. Corporate Index	2.18%	2.65%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 9,611,472
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 11,915
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$9,611,472 Number of Portfolio Holdings121 Portfolio Turnover Rate3% Total Advisory Fees Paid$11,915
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	12.0%
Oil & Gas	6.7%
Insurance	5.5%
Real Estate Investment Trusts	5.5%
Pipelines	5.4%
Pharmaceuticals	5.3%
Telecommunications	4.6%
Beverages	3.9%
Banks	3.6%
Software	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
BP Capital Markets America, Inc., 5.23%, due 11/17/34	2.9%
General Motors Financial Co., Inc., 5.95%, due 04/04/34	2.4%
Imperial Brands Finance PLC, 5.88%, due 07/01/34	2.1%
Coca-Cola Consolidated, Inc., 5.45%, due 06/01/34	2.1%
AT&T, Inc., 5.40%, due 02/15/34	2.1%
AbbVie, Inc., 5.05%, due 03/15/34	2.0%
Hewlett Packard Enterprise Co., 5.00%, due 10/15/34	1.7%
Duke Energy Carolinas LLC, 4.85%, due 01/15/34	1.7%
Southern Co., 5.70%, due 03/15/34	1.7%
Devon Energy Corp., 5.20%, due 09/15/34	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2034 Corporate Bond ETF to the State Street® My2034 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2034 Corporate Bond ETF to the State Street® My2034 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253971
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2026 Municipal Bond ETF
Trading Symbol	MYMF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2026 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2026 Municipal Bond ETF	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYMF	Bloomberg U.S. Municipal Bond Index	ICE 2026 Maturity U.S. Broad Municipal Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,028	$10,009	$10,007
10/31/24	$9,975	$9,863	$9,967
11/30/24	$10,048	$10,034	$10,015
12/31/24	$10,023	$9,888	$10,000
01/31/25	$10,065	$9,937	$10,049
02/28/25	$10,114	$10,036	$10,092
03/31/25	$10,090	$9,866	$10,078
04/30/25	$10,060	$9,786	$10,067
05/31/25	$10,095	$9,793	$10,105
06/30/25	$10,143	$9,854	$10,150
07/31/25	$10,170	$9,834	$10,191
08/31/25	$10,215	$9,919	$10,229
09/30/25	$10,259	$10,149	$10,251
10/31/25	$10,273	$10,275	$10,271
11/30/25	$10,302	$10,298	$10,302
12/31/25	$10,327	$10,308	$10,330
01/31/26	$10,363	$10,404	$10,367
02/28/26	$10,389	$10,534	$10,399
03/31/26	$10,386	$10,289	$10,387
04/30/26	$10,400	$10,407	$10,414
05/31/26	$10,438	$10,446	$10,442
06/30/26	$10,461	$10,547	$10,474
07/31/26	$10,478	$10,351	$10,482
08/31/26	$10,500	$10,328	$10,505

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYMF	2.79%	2.55%
Bloomberg U.S. Municipal Bond Index	4.12%	1.68%
ICE 2026 Maturity U.S. Broad Municipal Index	2.70%	2.58%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 8,734,594
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 21,885
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$8,734,594 Number of Portfolio Holdings78 Portfolio Turnover Rate56% Total Advisory Fees Paid$21,885
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Illinois	13.7%
Florida	12.0%
California	8.8%
Texas	8.1%
Colorado	7.4%
Michigan	6.7%
Indiana	6.0%
Ohio	4.4%
South Carolina	4.3%
Wisconsin	4.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
County of Cook, General Obligation, IL, 5.00%, due 11/15/26	4.6%
Florida Municipal Power Agency Revenue, FL, 5.00%, due 10/01/28	3.1%
Folsom Cordova Unified School District, General Obligation, CA, 5.00%, due 10/01/26	2.9%
South Florida Water Management District, Certificate Participation, FL, 5.00%, due 10/01/26	2.9%
County of Durham, General Obligation, NC, 4.00%, due 10/01/26	2.7%
Columbus City School District, General Obligation, OH, 5.00%, due 12/01/26	2.6%
State of Michigan, General Obligation, MI, 5.00%, due 12/01/26	2.6%
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL, 5.00%, due 12/01/26	2.6%
Virginia Resources Authority Revenue, VA, 5.00%, due 11/01/26	2.6%
State of West Virginia, General Obligation, WV, 5.00%, due 11/01/26	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Municipal Bond ETF to the State Street® My2026 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Municipal Bond ETF to the State Street® My2026 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253972
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2027 Municipal Bond ETF
Trading Symbol	MYMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2027 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 Municipal Bond ETF	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYMG	Bloomberg U.S. Municipal Bond Index	ICE 2027 Maturity U.S. Broad Municipal Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,022	$10,009	$10,011
10/31/24	$9,937	$9,863	$9,948
11/30/24	$10,029	$10,034	$10,014
12/31/24	$9,989	$9,888	$9,970
01/31/25	$10,020	$9,937	$10,014
02/28/25	$10,073	$10,036	$10,073
03/31/25	$10,017	$9,866	$10,035
04/30/25	$9,952	$9,786	$10,008
05/31/25	$9,993	$9,793	$10,057
06/30/25	$10,049	$9,854	$10,118
07/31/25	$10,069	$9,834	$10,161
08/31/25	$10,140	$9,919	$10,213
09/30/25	$10,176	$10,149	$10,253
10/31/25	$10,193	$10,275	$10,271
11/30/25	$10,227	$10,298	$10,302
12/31/25	$10,257	$10,308	$10,333
01/31/26	$10,302	$10,404	$10,386
02/28/26	$10,344	$10,534	$10,433
03/31/26	$10,319	$10,289	$10,383
04/30/26	$10,347	$10,407	$10,413
05/31/26	$10,372	$10,446	$10,439
06/30/26	$10,403	$10,547	$10,474
07/31/26	$10,404	$10,351	$10,466
08/31/26	$10,432	$10,328	$10,497

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYMG	2.88%	2.21%
Bloomberg U.S. Municipal Bond Index	4.12%	1.68%
ICE 2027 Maturity U.S. Broad Municipal Index	2.78%	2.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 8,637,823
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 15,997
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$8,637,823 Number of Portfolio Holdings75 Portfolio Turnover Rate13% Total Advisory Fees Paid$15,997
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Illinois	11.4%
New York	11.2%
Washington	8.7%
Pennsylvania	8.3%
Texas	5.8%
Michigan	5.2%
Virginia	4.9%
Iowa	3.8%
Oklahoma	3.6%
District of Columbia	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Franklin County School District No. 1 Pasco, General Obligation, WA, 5.00%, due 12/01/29	4.9%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 11/15/33	4.7%
Hancock Public Schools, General Obligation, MI, 5.00%, due 05/01/27	4.5%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 09/01/27	3.1%
Green Bay Area Public School District, General Obligation, WI, 5.00%, due 04/01/27	2.9%
Village of Elk Grove Village, General Obligation, IL, 5.00%, due 01/01/36	2.8%
County of Clark, General Obligation, NV, 5.00%, due 11/01/27	2.7%
King County School District No. 403 Renton, General Obligation, WA, 5.00%, due 12/01/27	2.7%
City of El Paso, General Obligation, TX, 5.00%, due 08/15/27	2.7%
North Carolina Turnpike Authority Revenue, NC, 5.00%, due 01/01/32	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Municipal Bond ETF to the State Street® My2027 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Municipal Bond ETF to the State Street® My2027 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253973
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2028 Municipal Bond ETF
Trading Symbol	MYMH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2028 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 Municipal Bond ETF	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYMH	Bloomberg U.S. Municipal Bond Index	ICE 2028 Maturity U.S. Broad Municipal Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,019	$10,009	$10,016
10/31/24	$9,885	$9,863	$9,925
11/30/24	$9,985	$10,034	$10,012
12/31/24	$9,914	$9,888	$9,942
01/31/25	$9,950	$9,937	$9,985
02/28/25	$10,014	$10,036	$10,061
03/31/25	$9,943	$9,866	$9,994
04/30/25	$9,904	$9,786	$9,955
05/31/25	$9,919	$9,793	$10,008
06/30/25	$9,981	$9,854	$10,081
07/31/25	$9,989	$9,834	$10,130
08/31/25	$10,044	$9,919	$10,199
09/30/25	$10,135	$10,149	$10,258
10/31/25	$10,175	$10,275	$10,282
11/30/25	$10,203	$10,298	$10,309
12/31/25	$10,233	$10,308	$10,343
01/31/26	$10,285	$10,404	$10,413
02/28/26	$10,350	$10,534	$10,480
03/31/26	$10,282	$10,289	$10,387
04/30/26	$10,317	$10,407	$10,425
05/31/26	$10,340	$10,446	$10,448
06/30/26	$10,378	$10,547	$10,491
07/31/26	$10,359	$10,351	$10,457
08/31/26	$10,388	$10,328	$10,492

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYMH	3.42%	1.98%
Bloomberg U.S. Municipal Bond Index	4.12%	1.68%
ICE 2028 Maturity U.S. Broad Municipal Index	2.87%	2.51%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 7,374,524
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 14,230
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$7,374,524 Number of Portfolio Holdings68 Portfolio Turnover Rate8% Total Advisory Fees Paid$14,230
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Texas	10.6%
New York	10.1%
West Virginia	7.5%
Michigan	7.1%
Pennsylvania	6.2%
Illinois	5.8%
Florida	5.6%
Georgia	4.5%
Washington	4.0%
Kentucky	3.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
West Virginia Commissioner of Highways Revenue, WV, 5.00%, due 09/01/28	6.7%
Empire State Development Corp. Revenue, NY, 5.00%, due 03/15/33	4.1%
New York City Transitional Finance Authority Building Aid Revenue, NY, 5.00%, due 07/15/34	3.9%
Kentucky State Property & Building Commission Revenue, KY, 5.00%, due 11/01/28	3.7%
State of Connecticut, General Obligation, CT, 5.00%, due 03/15/28	3.2%
Albuquerque Municipal School District No. 12, General Obligation, NM, 5.00%, due 08/01/28	3.1%
Texas Water Development Board Revenue, TX, 5.00%, due 04/15/49	3.1%
Municipal Electric Authority of Georgia Revenue, GA, 5.00%, due 01/01/28	3.1%
City of Columbus, General Obligation, OH, 5.00%, due 04/01/28	2.8%
Lower Colorado River Authority Revenue, TX, 5.00%, due 05/15/48	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Municipal Bond ETF to the State Street® My2028 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Municipal Bond ETF to the State Street® My2028 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253974
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2029 Municipal Bond ETF
Trading Symbol	MYMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2029 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 Municipal Bond ETF	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYMI	Bloomberg U.S. Municipal Bond Index	ICE 2029 Maturity U.S. Broad Municipal Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,992	$10,009	$10,014
10/31/24	$9,873	$9,863	$9,892
11/30/24	$10,015	$10,034	$9,993
12/31/24	$9,920	$9,888	$9,903
01/31/25	$9,939	$9,937	$9,941
02/28/25	$10,011	$10,036	$10,031
03/31/25	$9,921	$9,866	$9,937
04/30/25	$9,882	$9,786	$9,892
05/31/25	$9,905	$9,793	$9,946
06/30/25	$9,980	$9,854	$10,034
07/31/25	$9,998	$9,834	$10,088
08/31/25	$10,064	$9,919	$10,167
09/30/25	$10,154	$10,149	$10,246
10/31/25	$10,190	$10,275	$10,273
11/30/25	$10,218	$10,298	$10,296
12/31/25	$10,252	$10,308	$10,331
01/31/26	$10,325	$10,404	$10,414
02/28/26	$10,390	$10,534	$10,495
03/31/26	$10,276	$10,289	$10,347
04/30/26	$10,326	$10,407	$10,397
05/31/26	$10,350	$10,446	$10,419
06/30/26	$10,391	$10,547	$10,458
07/31/26	$10,336	$10,351	$10,403
08/31/26	$10,367	$10,328	$10,440

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYMI	3.01%	1.88%
Bloomberg U.S. Municipal Bond Index	4.12%	1.68%
ICE 2029 Maturity U.S. Broad Municipal Index	2.69%	2.25%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 14,709,510
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 26,274
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$14,709,510 Number of Portfolio Holdings112 Portfolio Turnover Rate19% Total Advisory Fees Paid$26,274
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Texas	9.9%
Illinois	7.5%
Washington	6.8%
Florida	6.4%
New York	6.0%
Pennsylvania	5.6%
Oregon	4.5%
Nevada	4.3%
Delaware	3.6%
Kentucky	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State of Wisconsin, General Obligation, WI, 5.00%, due 05/01/29	3.1%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/29	2.2%
City of Eugene Water Utility System Revenue, OR, 5.00%, due 08/01/29	2.2%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/29	2.2%
Oregon State Lottery Revenue, OR, 5.00%, due 04/01/29	2.2%
Aubrey Independent School District, General Obligation, TX, 5.00%, due 02/15/29	2.1%
State of Delaware, General Obligation, DE, 5.00%, due 02/01/32	2.1%
Weld County School District No. 6 Greeley, General Obligation, CO, 5.00%, due 12/01/32	2.1%
New York City Municipal Water Finance Authority Revenue, NY, 5.00%, due 06/15/40	2.1%
Clark County School District, General Obligation, NV, 5.00%, due 06/15/29	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Municipal Bond ETF to the State Street® My2029 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Municipal Bond ETF to the State Street® My2029 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253975
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2030 Municipal Bond ETF
Trading Symbol	MYMJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2030 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 Municipal Bond ETF	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYMJ	Bloomberg U.S. Municipal Bond Index	ICE 2030 Maturity U.S. Broad Municipal Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,010	$10,009	$10,013
10/31/24	$9,872	$9,863	$9,877
11/30/24	$10,020	$10,034	$10,000
12/31/24	$9,928	$9,888	$9,889
01/31/25	$9,977	$9,937	$9,933
02/28/25	$10,048	$10,036	$10,026
03/31/25	$9,932	$9,866	$9,895
04/30/25	$9,882	$9,786	$9,850
05/31/25	$9,912	$9,793	$9,904
06/30/25	$9,994	$9,854	$9,999
07/31/25	$10,004	$9,834	$10,042
08/31/25	$10,065	$9,919	$10,132
09/30/25	$10,194	$10,149	$10,245
10/31/25	$10,260	$10,275	$10,286
11/30/25	$10,293	$10,298	$10,310
12/31/25	$10,323	$10,308	$10,340
01/31/26	$10,399	$10,404	$10,434
02/28/26	$10,471	$10,534	$10,529
03/31/26	$10,331	$10,289	$10,325
04/30/26	$10,390	$10,407	$10,390
05/31/26	$10,413	$10,446	$10,414
06/30/26	$10,451	$10,547	$10,453
07/31/26	$10,382	$10,351	$10,367
08/31/26	$10,404	$10,328	$10,401

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYMJ	3.37%	2.07%
Bloomberg U.S. Municipal Bond Index	4.12%	1.68%
ICE 2030 Maturity U.S. Broad Municipal Index	2.66%	2.05%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 23, 2024
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 12,295,316
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 22,519
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$12,295,316 Number of Portfolio Holdings95 Portfolio Turnover Rate12% Total Advisory Fees Paid$22,519
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Texas	10.8%
New York	9.8%
Washington	6.7%
Pennsylvania	5.6%
Illinois	5.1%
Connecticut	5.1%
Alabama	4.3%
Minnesota	3.9%
California	3.8%
Colorado	3.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Los Angeles Department of Water & Power Revenue, CA, 5.00%, due 07/01/30	3.8%
City of New York, General Obligation, NY, 5.00%, due 08/01/30	2.6%
New York Transportation Development Corp. Revenue, NY, 5.00%, due 12/01/37	2.5%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/34	2.5%
City of Dallas, General Obligation, TX, 5.00%, due 02/15/30	2.4%
New Jersey Transportation Trust Fund Authority Revenue, NJ, 5.00%, due 06/15/30	2.3%
Empire State Development Corp. Revenue, NY, 5.00%, due 03/15/38	2.3%
City of Chicago Waterworks Revenue, IL, 5.00%, due 11/01/30	2.2%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/37	2.2%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH, 5.00%, due 06/01/33	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Municipal Bond ETF to the State Street® My2030 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Municipal Bond ETF to the State Street® My2030 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000263199
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2035 Corporate Bond ETF
Trading Symbol	MYCO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2035 Corporate Bond ETF (the "Fund") for the period of September 17, 2025 (commencement of operations) through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2035 Corporate Bond ETF	$19	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.20%	[1]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 11-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark. Performance was driven by security selection in the Technology, Banking, and Electric Utilities sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYCO	Bloomberg U.S. Aggregate Bond Index	ICE 2035 Maturity US Corporate Index
09/16/25	$10,000	$10,000	$10,000
09/30/25	$9,937	$9,949	$9,930
10/31/25	$9,978	$10,011	$9,978
11/30/25	$10,085	$10,073	$10,079
12/31/25	$10,061	$10,059	$10,045
01/31/26	$10,073	$10,069	$10,062
02/28/26	$10,236	$10,234	$10,229
03/31/26	$10,009	$10,054	$10,000
04/30/26	$10,053	$10,065	$10,053
05/31/26	$10,112	$10,096	$10,115
06/30/26	$10,126	$10,121	$10,122
07/31/26	$9,959	$9,989	$9,953
08/31/26	$9,979	$10,028	$9,976

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 09/16/25
MYCO	(0.21%)Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	0.28%
ICE 2035 Maturity US Corporate Index	(0.24%)
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 16, 2025
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 7,179,766
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 8,138
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$7,179,766 Number of Portfolio Holdings96 Portfolio Turnover Rate19% Total Advisory Fees Paid$8,138
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	14.1%
Pharmaceuticals	6.1%
Aerospace & Defense	4.6%
Semiconductors	4.5%
Food	4.4%
Software	4.3%
Pipelines	4.2%
Real Estate Investment Trusts	3.8%
IT Services	3.7%
Banks	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
AbbVie, Inc., 4.50%, due 05/14/35	2.5%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 04/20/35	2.5%
Pacific Gas & Electric Co., 6.00%, due 08/15/35	2.4%
Georgia Power Co., 5.20%, due 03/15/35	2.4%
AT&T, Inc., 5.38%, due 08/15/35	2.4%
J.M. Smucker Co., 4.25%, due 03/15/35	1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	1.8%
RTX Corp., 5.40%, due 05/01/35	1.8%
Glencore Funding LLC, 5.67%, due 04/01/35	1.7%
AEP Transmission Co. LLC, 5.38%, due 06/15/35	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2035 Corporate Bond ETF to the State Street® My2035 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2035 Corporate Bond ETF to the State Street® My2035 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000263200
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2031 Municipal Bond ETF
Trading Symbol	MYMK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2031 Municipal Bond ETF (the "Fund") for the period of September 17, 2025 (commencement of operations) through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 Municipal Bond ETF	$22	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.23%	[2]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYMK	Bloomberg U.S. Municipal Bond Index	ICE 2031 Maturity US Broad Municipal Index
09/16/25	$10,000	$10,000	$10,000
09/30/25	$9,973	$9,970	$9,962
10/31/25	$10,052	$10,094	$10,024
11/30/25	$10,081	$10,117	$10,046
12/31/25	$10,104	$10,126	$10,072
01/31/26	$10,204	$10,221	$10,167
02/28/26	$10,279	$10,348	$10,277
03/31/26	$10,083	$10,108	$10,031
04/30/26	$10,145	$10,224	$10,105
05/31/26	$10,171	$10,262	$10,128
06/30/26	$10,209	$10,361	$10,169
07/31/26	$10,117	$10,169	$10,057
08/31/26	$10,140	$10,146	$10,093

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 09/16/25
MYMK	1.40%Footnote Reference*
Bloomberg U.S. Municipal Bond Index	1.46%
ICE 2031 Maturity US Broad Municipal Index	0.93%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Sep. 16, 2025
Material Change Date	Aug. 31, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 11,152,889
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 15,765
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$11,152,889 Number of Portfolio Holdings85 Portfolio Turnover Rate41% Total Advisory Fees Paid$15,765
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Texas	9.3%
California	7.4%
Connecticut	5.6%
Illinois	4.9%
Florida	4.8%
Ohio	4.8%
Indiana	4.6%
Wisconsin	4.6%
Washington	4.4%
Kansas	4.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
County of Harris Toll Road Revenue, TX, 5.00%, due 08/15/31	3.7%
University of Wisconsin Hospitals & Clinics Revenue, WI, 5.00%, due 04/01/31	3.6%
California State Public Works Board Revenue, CA, 5.00%, due 05/01/33	3.5%
Los Angeles Department of Water & Power Revenue, CA, 5.00%, due 07/01/39	3.2%
County of Chesterfield, General Obligation, VA, 5.00%, due 01/01/31	2.9%
Indianapolis Local Public Improvement Bond Bank Revenue, IN, 5.00%, due 06/01/34	2.9%
County of Santa Fe Revenue, NM, 2.25%, due 06/01/31	2.8%
County of Montgomery, General Obligation, MD, 5.00%, due 08/01/34	2.7%
Johnson County Unified School District No. 233 Olathe, General Obligation, KS, 5.00%, due 09/01/37	2.5%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/41	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Municipal Bond ETF to the State Street® My2031 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Municipal Bond ETF to the State Street® My2031 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000267387
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2027 High Yield Corporate Bond ETF
Trading Symbol	MYHA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2027 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 High Yield Corporate Bond ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[3]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite several episodes of volatility, high yield markets remained resilient during the reporting period. Credit spreads briefly widened following the escalation of conflict involving Iran, but the selloff proved short-lived as investors refocused on generally healthy corporate fundamentals and a supportive economic backdrop. Demand for income-producing assets remained strong, helping support valuations despite relatively tight spread levels. Performance across sectors became increasingly differentiated as companies benefiting from artificial intelligence-related investment outperformed many legacy technology issuers, creating attractive opportunities for active security selection.

The portfolio outperformed its benchmark during the period, driven by strong security selection within the Communications, Energy, and Consumer Cyclical sectors. The portfolio added value across multiple rating categories through a disciplined and actively managed investment process that continually repositioned the portfolio toward issuers exhibiting favorable market trends and attractive relative value. Within the CCC and lower-rated segments, performance was driven primarily by disciplined risk management and the avoidance of distressed issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYHA	Bloomberg U.S. Aggregate Bond Index	ICE 2027 Maturity US High Yield Index
02/25/26	$10,000	$10,000	$10,000
02/28/26	$10,004	$10,038	$9,996
03/31/26	$9,993	$9,861	$9,982
04/30/26	$10,083	$9,872	$10,064
05/31/26	$10,129	$9,903	$10,094
06/30/26	$10,149	$9,927	$10,108
07/31/26	$10,168	$9,798	$10,120
08/31/26	$10,223	$9,836	$10,166

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 02/25/26
MYHA	2.23%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	(1.64%)
ICE 2027 Maturity US High Yield Index	1.66%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Feb. 25, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 4,983,862
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 9,968
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$4,983,862 Number of Portfolio Holdings89 Portfolio Turnover Rate77% Total Advisory Fees Paid$9,968
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Auto Manufacturers	9.0%
Internet	8.8%
Real Estate Investment Trusts	8.2%
Lodging	7.1%
Entertainment	6.3%
Media	5.8%
Diversified Financial Services	5.0%
Chemicals	4.8%
Retail	4.8%
Commercial Services	4.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Nissan Motor Co. Ltd., 4.35%, due 09/17/27	4.9%
Live Nation Entertainment, Inc., 4.75%, due 10/15/27	3.4%
Rakuten Group, Inc., 11.25%, due 02/15/27	3.1%
SBA Communications Corp., 3.88%, due 02/15/27	2.5%
Centene Corp., 2.45%, due 07/15/28	2.4%
NOVA Chemicals Corp., 5.25%, due 06/01/27	2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	2.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, due 05/15/27	2.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	2.0%
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27	2.0%

Material Fund Change [Text Block]
C000267388
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2028 High Yield Corporate Bond ETF
Trading Symbol	MYHB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2028 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 High Yield Corporate Bond ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[4]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite several episodes of volatility, high yield markets remained resilient during the reporting period. Credit spreads briefly widened, following the escalation of conflict involving Iran, but the selloff proved short-lived as investors refocused on generally healthy corporate fundamentals and a supportive economic backdrop. Demand for income-producing assets remained strong, helping support valuations despite relatively tight spread levels. Performance across sectors became increasingly differentiated as companies benefiting from artificial intelligence-related investment outperformed many legacy technology issuers, creating attractive opportunities for active security selection.

The portfolio outperformed its benchmark during the period, driven by strong security selection within the Communications, Industrials, and Consumer Cyclical sectors. The portfolio added value across multiple rating categories through a disciplined and actively managed investment process that continually repositioned the portfolio toward issuers exhibiting favorable market trends and attractive relative value. Within the CCC and lower-rated segments, performance was driven primarily by disciplined risk management and the avoidance of distressed issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYHB	Bloomberg U.S. Aggregate Bond Index	ICE 2028 Maturity US High Yield Index
02/25/26	$10,000	$10,000	$10,000
02/28/26	$10,002	$10,038	$9,994
03/31/26	$9,977	$9,861	$9,952
04/30/26	$10,098	$9,872	$10,078
05/31/26	$10,147	$9,903	$10,108
06/30/26	$10,178	$9,927	$10,134
07/31/26	$10,200	$9,798	$10,139
08/31/26	$10,282	$9,836	$10,209

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 02/25/26
MYHB	2.82%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	(1.64%)
ICE 2028 Maturity US High Yield Index	2.09%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Feb. 25, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 5,002,009
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 9,974
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$5,002,009 Number of Portfolio Holdings127 Portfolio Turnover Rate74% Total Advisory Fees Paid$9,974
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Health Care Services	6.1%
Real Estate Investment Trusts	6.0%
Retail	5.1%
Diversified Financial Services	5.0%
Internet	3.8%
Auto Parts & Equipment	3.7%
Commercial Services	3.6%
Electric	3.6%
Pipelines	3.4%
Pharmaceuticals	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Tenet Healthcare Corp., 4.63%, due 06/15/28	2.2%
Centene Corp., 2.45%, due 07/15/28	2.0%
1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28	2.0%
United Rentals North America, Inc., 4.88%, due 01/15/28	1.8%
Tenneco, Inc., 8.00%, due 11/17/28	1.7%
TransDigm, Inc., 6.38%, due 03/01/29	1.5%
Avantor Funding, Inc., 4.63%, due 07/15/28	1.5%
Sirius XM Radio LLC, 4.00%, due 07/15/28	1.5%
Iliad Holding SAS, 7.00%, due 10/15/28	1.4%
Bausch Health Cos., Inc., 5.00%, due 01/30/28	1.4%

Material Fund Change [Text Block]
C000267390
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2030 High Yield Corporate Bond ETF
Trading Symbol	MYHD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2030 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 High Yield Corporate Bond ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[5]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite several episodes of volatility, high yield markets remained resilient during the reporting period. Credit spreads briefly widened following the escalation of conflict involving Iran, but the selloff proved short-lived as investors refocused on generally healthy corporate fundamentals and a supportive economic backdrop. Demand for income-producing assets remained strong, helping support valuations despite relatively tight spread levels. Performance across sectors became increasingly differentiated as companies benefiting from artificial intelligence-related investment outperformed many legacy technology issuers, creating attractive opportunities for active security selection. The portfolio outperformed its benchmark during the period, driven by strong security selection within the Communications, Consumer Cyclical, and Industrial sectors. The portfolio added value across multiple rating categories through a disciplined and actively managed investment process that continually repositioned the portfolio toward issuers exhibiting favorable market trends and attractive relative value. Within the CCC and lower-rated segments, performance was driven primarily by disciplined risk management and the avoidance of distressed issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYHD	Bloomberg U.S. Aggregate Bond Index	ICE 2030 Maturity US High Yield Index
02/25/26	$10,000	$10,000	$10,000
02/28/26	$9,987	$10,038	$9,982
03/31/26	$9,889	$9,861	$9,881
04/30/26	$10,082	$9,872	$10,062
05/31/26	$10,159	$9,903	$10,101
06/30/26	$10,221	$9,927	$10,150
07/31/26	$10,205	$9,798	$10,131
08/31/26	$10,328	$9,836	$10,236

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 02/25/26
MYHD	3.28%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	(1.64%)
ICE 2030 Maturity US High Yield Index	2.36%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Feb. 25, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 6,261,982
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 10,217
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$6,261,982 Number of Portfolio Holdings183 Portfolio Turnover Rate124% Total Advisory Fees Paid$10,217
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Media	9.6%
Health Care Services	7.7%
Diversified Financial Services	5.6%
Retail	5.3%
Oil & Gas	5.2%
Packaging & Containers	4.6%
Commercial Services	4.4%
Real Estate Investment Trusts	3.5%
Telecommunications	3.0%
Software	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30	2.6%
Mauser Packaging Solutions Holding Co., 7.88%, due 04/15/30	1.6%
Tenet Healthcare Corp., 4.38%, due 01/15/30	1.5%
1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30	1.5%
Centene Corp., 3.00%, due 10/15/30	1.4%
TransDigm, Inc., 6.88%, due 12/15/30	1.3%
Directv Financing LLC, 8.88%, due 02/01/30	1.3%
OneMain Finance Corp., 7.88%, due 03/15/30	1.2%
Nissan Motor Co. Ltd., 4.81%, due 09/17/30	1.2%
AthenaHealth Group, Inc., 6.50%, due 02/15/30	1.2%

Material Fund Change [Text Block]
C000267391
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2031 High Yield Corporate Bond ETF
Trading Symbol	MYHE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2031 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 High Yield Corporate Bond ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[6]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite several episodes of volatility, high yield markets remained resilient during the reporting period. Credit spreads briefly widened following the escalation of conflict involving Iran, but the selloff proved short-lived as investors refocused on generally healthy corporate fundamentals and a supportive economic backdrop. Demand for income-producing assets remained strong, helping support valuations despite relatively tight spread levels. Performance across sectors became increasingly differentiated as companies benefiting from artificial intelligence-related investment outperformed many legacy technology issuers, creating attractive opportunities for active security selection.

The portfolio outperformed its benchmark during the period, driven by strong security selection within the Communications, Consumer Cyclical, and Industrial sectors. The portfolio added value across multiple rating categories through a disciplined and actively managed investment process that continually repositioned the portfolio toward issuers exhibiting favorable market trends and attractive relative value. Within the CCC and lower-rated segments, performance was driven primarily by disciplined risk management and the avoidance of distressed issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYHE	Bloomberg U.S. Aggregate Bond Index	ICE 2031 Maturity US High Yield Index
02/25/26	$10,000	$10,000	$10,000
02/28/26	$9,981	$10,038	$9,977
03/31/26	$9,879	$9,861	$9,835
04/30/26	$10,073	$9,872	$10,016
05/31/26	$10,133	$9,903	$10,073
06/30/26	$10,177	$9,927	$10,100
07/31/26	$10,132	$9,798	$10,039
08/31/26	$10,216	$9,836	$10,122

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 02/25/26
MYHE	2.16%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	(1.64%)
ICE 2031 Maturity US High Yield Index	1.22%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Feb. 25, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 6,197,640
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 10,103
InvestmentCompanyPortfolioTurnover	147.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$6,197,640 Number of Portfolio Holdings170 Portfolio Turnover Rate147% Total Advisory Fees Paid$10,103
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Telecommunications	15.1%
Diversified Financial Services	9.7%
Media	7.1%
Health Care Services	5.0%
Oil & Gas	4.8%
Commercial Services	4.5%
Insurance	3.4%
Retail	2.9%
Lodging	2.8%
Food	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Meridian Arc Holdco LLC, 6.25%, due 04/30/31	2.5%
PR RNO Property Owner 1 LLC, 6.50%, due 05/01/31	1.9%
SV RNO Property Owner 1 LLC, 5.88%, due 03/01/31	1.7%
Galaxy Helios Data Centers II LLC, 9.88%, due 08/01/31	1.7%
Solaris Energy Infrastructure LLC, 6.38%, due 05/15/31	1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31	1.5%
Centene Corp., 2.50%, due 03/01/31	1.4%
CRC Insurance Group LLC, 7.13%, due 06/01/31	1.4%
Tenet Healthcare Corp., 6.75%, due 05/15/31	1.2%
Rocket Cos., Inc., 6.13%, due 08/01/31	1.2%

Material Fund Change [Text Block]
C000267389
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2029 High Yield Corporate Bond ETF
Trading Symbol	MYHC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® My2029 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 High Yield Corporate Bond ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[7]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Despite several episodes of volatility, high yield markets remained resilient during the reporting period. Credit spreads briefly widened following the escalation of conflict involving Iran, but the selloff proved short-lived as investors refocused on generally healthy corporate fundamentals and a supportive economic backdrop. Demand for income-producing assets remained strong, helping support valuations despite relatively tight spread levels. Performance across sectors became increasingly differentiated as companies benefiting from artificial intelligence-related investment outperformed many legacy technology issuers, creating attractive opportunities for active security selection.

The portfolio outperformed its benchmark during the period, driven by strong security selection within the Industrials, Communications, and Technology sectors. The portfolio added value across multiple rating categories through a disciplined and actively managed investment process that continually repositioned the portfolio toward issuers exhibiting favorable market trends and attractive relative value. Within the CCC and lower-rated segments, performance was driven primarily by disciplined risk management and the avoidance of distressed issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MYHC	Bloomberg U.S. Aggregate Bond Index	ICE 2029 Maturity US High Yield Index
02/25/26	$10,000	$10,000	$10,000
02/28/26	$9,989	$10,038	$9,983
03/31/26	$9,934	$9,861	$9,912
04/30/26	$10,114	$9,872	$10,067
05/31/26	$10,197	$9,903	$10,124
06/30/26	$10,237	$9,927	$10,135
07/31/26	$10,253	$9,798	$10,133
08/31/26	$10,350	$9,836	$10,226

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 02/25/26
MYHC	3.50%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	(1.64%)
ICE 2029 Maturity US High Yield Index	2.26%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Performance Inception Date	Feb. 25, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 5,021,035
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 9,990
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2026

Total Net Assets$5,021,035 Number of Portfolio Holdings164 Portfolio Turnover Rate120% Total Advisory Fees Paid$9,990
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Retail	7.6%
Health Care Services	6.0%
Commercial Services	5.2%
Oil & Gas	5.1%
Media	4.7%
Software	4.6%
Real Estate Investment Trusts	4.0%
Home Builders	3.6%
Internet	3.3%
Aerospace & Defense	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
TransDigm, Inc., 6.38%, due 03/01/29	2.0%
Centene Corp., 4.63%, due 12/15/29	1.7%
Cloud Software Group LLC, 9.00%, due 09/30/29	1.5%
Cloud Software Group LLC, 6.50%, due 03/31/29	1.5%
EchoStar Corp., 10.75%, due 11/30/29	1.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	1.4%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, due 02/15/29	1.4%
Sunoco LP, 4.50%, due 10/01/29	1.4%
Neptune Bidco U.S., Inc., 9.29%, due 04/15/29	1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, due 01/15/29	1.1%

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.